UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22983

Eaton Vance NextShares Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares (EVLMC)

Listing Exchange:  The NASDAQ Stock Market LLC

Annual Report

January 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/nextsharesdocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a financial advisor, broker-dealer or bank).

You may elect to receive all future Fund shareholder reports in paper free of charge. You can contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held through your financial intermediary.

NextShares® is a registered trademark of NextShares Solutions LLC. All rights reserved.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing in NextShares, investors should consider carefully the investment objectives, risks, charges and expenses. This and other important information is contained in the prospectus and summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report January 31, 2019

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	14 and 34

Federal Tax Information	15

Special Meeting of Shareholders	35

Management and Organization	36

Important Notices	39

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The 12-month period ended January 31, 2019, was positive for the municipal bond market, with the Bloomberg Barclays Municipal Bond Index,3 a broad measure of the asset class, returning 3.26%.

Bond performance, however, varied considerably across the AAA8 municipal yield curve.10 During the period, rates rose and bond prices fell in the 0-2 year and 19-30 year areas of the curve. But rates declined in the 3-18 year segment of the curve, with the largest declines — and the strongest bond price performance — occurring in the 10-12 year part of the curve. As a result, the front end of the municipal yield curve — 1-9 years — generally flattened while the back end — 10-30 years — steepened. In addition, lower-rated bonds generally outperformed higher-rated issues during the period. Municipal bonds outperformed comparable U.S. Treasurys in the 1-10 year area of the yield curve, while Treasurys outperformed municipals across the remainder of the curve.

As the period opened in February 2018, signs of increasing inflation, higher wage growth and fears that recent tax legislation might overheat the economy were pushing interest rates up and bond prices down. Upward pressure on short-term rates continued in March and June 2018 as the U.S. Federal Reserve Board (the Fed) delivered its first two rate hikes of the year. At the long end of the curve, however, fluctuating perceptions of geopolitical risk were a primary driver of rates from April through the end of August 2018. Investors toggled between concern that the U.S. was initiating a global trade war and optimism about economic growth and a potential detente between the U.S. and North Korea.

In September 2018, the Fed hiked the federal funds rate again, which pushed up both U.S. Treasury and municipal rates across the curve. In October 2018, a strong U.S. employment report and easing concerns about Italy’s national budget crisis continued the upward pressure on longer-term rates. But as 2018 came to a close, investors became increasingly concerned about a trade war with China, a potential government shutdown and dovish comments by the Fed that led the futures market to project the possibility of no further rate hikes in 2019. The result was a “flight to quality” by bond investors that pushed longer-term bond prices up and rates down in December 2018.

The first month of 2019, in contrast, was relatively quiet for bonds. As investors waited to see the outcome of the longest-ever U.S. government shutdown, municipal interest rates were virtually unchanged in January.

Fund Performance

For the 12-month period ended January 31, 2019, Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the Fund) returned 3.23% at net asset value (NAV), underperforming its primary benchmark, the Bloomberg Barclays 10 Year Municipal Bond Index (the Index), which returned 4.11%. The Index is unmanaged and returns do not reflect any applicable sales charges, commissions, or expenses.

The Fund provides rules-based, approximately equal-weighted exposure in each year across the 5-to-15 year maturity portion of the yield curve, with the objective of seeking current income exempt from regular federal income tax. Management seeks to add incremental return through active security selection and in-depth credit analysis.

During the period, yield curve positioning detracted from Fund performance versus the Index. While the Index was entirely positioned within the 8-12 year area of the yield curve, the Fund was approximately equally weighted across the yield curve from 5-15 years. Although rates fell and bond prices rose throughout the 5-15 year portion of the curve, the greatest rate declines — and thus the strongest price performance — occurred around the 10-year area of the curve. The Index had a greater portion of its holdings than the Fund in the 10-year area and benefited more from falling rates during the period. Similarly, the Fund had holdings in the weaker-performing 5-7 year and 13-15 year areas of the curve — where the Index had no holdings — and that positioning hurt Fund performance versus the Index.

In contrast, active selection of individual bonds based on fundamental credit research contributed to Fund performance versus the Index during the period. Meanwhile, the Fund’s duration9 and credit quality positioning were approximately in line with the Index and did not have a significant effect on relative performance during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than indicated. The Fund’s performance at market price will differ from its results at net asset value (NAV). The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested at NAV or closing market price (as applicable) on the payment date of the distribution, and are net of management fees and other expenses. Returns are before taxes unless otherwise noted. Performance less than or equal to one year is cumulative. For performance as of the most recent month-end, including historical trading premiums/discounts relative to NAV, please refer to eatonvance.com.

2

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2019

Performance2,3,4

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Fund Inception Date	Performance Inception Date	One Year	Five Years	Since Portfolio Investor Inception	Since Fund Inception
Fund at NAV	03/30/2016	02/01/2010	3.23%	4.87%	6.09%	2.20%
Fund at Market Price	03/30/2016	03/30/2016	3.23	—	—	2.20
Bloomberg Barclays 10 Year Municipal Bond Index	—	—	4.11%	3.70%	4.34%	2.26%
Bloomberg Barclays 15 Year Municipal Bond Index	—	—	4.07	4.47	4.86	2.63

% Total Annual Operating Expense Ratios[5]
Gross						1.09%
Net						0.35

% Distribution Rates/Yields[6]
Distribution Rate at NAV						2.26%
SEC 30-day Yield — Subsidized						2.08
SEC 30-day Yield — Unsubsidized						0.57

Growth of $10,0004

This graph shows the change in value of a hypothetical investment of $10,000 in TABS 5-to-15 Year Laddered Municipal Bond NextShares for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than indicated. The Fund’s performance at market price will differ from its results at net asset value (NAV). The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested at NAV or closing market price (as applicable) on the payment date of the distribution, and are net of management fees and other expenses. Returns are before taxes unless otherwise noted. Performance less than or equal to one year is cumulative. For performance as of the most recent month-end, including historical trading premiums/discounts relative to NAV, please refer to eatonvance.com.

3

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2019

Fund Profile7

Credit Quality (% of total investments)8

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through Authorized Participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. By transacting in kind, a NextShares fund can lower its trading costs and enhance fund tax efficiency by avoiding forced sales of securities to meet redemptions. Redemptions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions. As exchange-traded securities, NextShares can operate with low transfer agency expenses by utilizing the same highly efficient share processing system as used for exchange-listed stocks and ETFs.

Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. NextShares do not offer investors the opportunity to buy and sell intraday based on current (versus end-of-day) determinations of fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares have a limited operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares.

[3]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 8-12 years. Bloomberg Barclays 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[4]

The Fund pursues its investment objective by investing in a separate investment fund (the Portfolio). The returns at NAV for periods before the date the Fund commenced operations are for a mutual fund that invests in the Portfolio (the Portfolio Investor). The performance during such period does not represent the performance of the Fund. The prior investment performance of the Portfolio Investor (rather than the Portfolio itself) is shown because it reflects the expenses typically borne by a retail fund investing in the Portfolio. The Portfolio Investor returns are not adjusted to reflect differences between the total net operating expenses of the Fund and the Portfolio Investor during the periods shown. If such an adjustment were made, the performance presented would be higher, because the Fund’s total net operating expenses are lower than those of the Portfolio Investor.

Performance is for a share class of the Portfolio Investor offered at net asset value. Performance presented in the Financial Highlights included in the financial statements is not linked.

Prior to April 15, 2015, the Portfolio Investor had a different name and investment objective and employed a different investment strategy from the Portfolio Investor’s current investment strategy. Performance prior to April 15, 2015 reflects the Portfolio Investor’s performance under its former investment objective and policies.

[5]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[6]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[7]

Fund primarily invests in an affiliated investment company (Portfolio) with substantially the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[8]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[9]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

[10]

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

Fund profile subject to change due to active management.

5

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 – January 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Beginning Account Value (8/1/18)	Ending Account Value (1/31/19)	Expenses Paid During Period* (8/1/18 – 1/31/19)		Annualized Expense Ratio

Actual
$1,000.00	$1,023.30	$1.78	**	0.35%

Hypothetical
(5% return per year before expenses)
$1,000.00	$1,023.40	$1.79	**	0.35%

*

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2019

Statement of Assets and Liabilities

Assets	January 31, 2019

Investment in 5-to-15 Year Laddered Municipal Bond Portfolio, at value (identified cost, $6,903,133)	$7,142,756

Receivable from affiliate	8,910

Total assets	$7,151,666

Liabilities

Payable to affiliate:

Operations agreement fee	$298

Accrued expenses	96,639

Total liabilities	$96,937

Net Assets	$7,054,729

Sources of Net Assets

Paid-in capital	$7,102,786

Accumulated loss	(48,057)

Total	$7,054,729

Net Asset Value Per Share

($7,054,729 ÷ 700,000 shares issued and outstanding)	$10.08

7	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2019

Statement of Operations

Investment Income	Year Ended January 31, 2019

Interest allocated from Portfolio	$176,286

Expenses allocated from Portfolio	(24,576)

Other income	34

Total investment income from Portfolio	$151,744

Expenses

Operations agreement fee	$3,472

Trustees’ fees and expenses	500

Custodian fee	26,144

Transfer and dividend disbursing agent fees	13,800

Legal and accounting services	24,448

Printing and postage	9,932

Listing fee	7,100

Intraday pricing fee	12,000

Miscellaneous	7,947

Total expenses	$105,343

Deduct —

Allocation of expenses to affiliate	$105,323

Total expense reductions	$105,323

Net expenses	$20

Net investment income	$151,724

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$(89,059)

Net realized loss	$(89,059)

Change in unrealized appreciation (depreciation) —

Investments	$155,438

Net change in unrealized appreciation (depreciation)	$155,438

Net realized and unrealized gain	$66,379

Net increase in net assets from operations	$218,103

8	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2019

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$151,724	$320,674

Net realized loss	(89,059)	(31,533)

Net change in unrealized appreciation (depreciation)	155,438	619,608

Net increase in net assets from operations	$218,103	$908,749

Distributions to shareholders(1)	$(151,340)	$(313,820)

Transactions in Fund shares —

Proceeds from sale of shares	$—	$1,472,279

Cost of shares redeemed	—	(17,145,569)

Transaction fees	—	35,374

Net decrease in net assets from Fund share transactions	$—	$(15,637,916)

Other capital —

Portfolio transaction fee contributed to Portfolio	$(333)	$(11,024)

Portfolio transaction fee allocated from Portfolio	3,348	11,325

Net increase in net assets from other capital	$3,015	$301

Net increase (decrease) in net assets	$69,778	$(15,042,686)

Net Assets

At beginning of year	$6,984,951	$22,027,637

At end of year	$7,054,729	$6,984,951	(2)

Changes in shares outstanding

Shares outstanding, beginning of year	700,000	2,250,000	(3)

Shares sold	—	150,000	(3)

Shares redeemed	—	(1,700,000	)(3)

Shares outstanding, end of year	700,000	700,000	(3)

(1)

For the year ended January 31, 2018, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated undistributed net investment income of $13,154 at January 31, 2018. The requirement to disclose the corresponding amount as of January 31, 2019 was eliminated.

(3)	Shares reflect a 2-for-1 share split effective March 9, 2018 (see Note 6).

9	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2019

Financial Highlights

	Year Ended January 31,		Period Ended January 31, 2017(1)(2)
	2019	2018(1)

Net asset value — Beginning of period	$9.980	$9.790	$10.000

Income (Loss) From Operations

Net investment income(3)	$0.217	$0.229	$0.149

Net realized and unrealized gain (loss)	0.095	0.175	(0.238)

Total income (loss) from operations	$0.312	$0.404	$(0.089)

Less Distributions

From net investment income	$(0.216)	$(0.214)	$(0.110)

Total distributions	$(0.216)	$(0.214)	$(0.110)

Portfolio transaction fee, net(3)	$0.004	$0.000 (4)	$(0.011)

Net asset value — End of period	$10.080	$9.980	$9.790

Total Return on Net Asset Value(5)(6)	3.23%	4.13%	(1.03	)%(7)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,055	$6,985	$22,028

Ratios (as a percentage of average daily net assets):(8)

Expenses(6)	0.35%	0.35%	0.35	%(9)

Net investment income	2.18%	2.28%	1.77	%(9)

Portfolio Turnover of the Portfolio	78%	35%	30	%(7)(10)

(1)	Per share data reflect a 2-for-1 share split effective March 9, 2018 (see Note 6).

(2)	For the period from the start of business, March 30, 2016, to January 31, 2017.

(3)	Computed using average shares outstanding.

(4)	Amount is less than $0.0005.

(5)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of a market-determined premium or discount. Investment returns assume that all distributions have been reinvested at net asset value.

(6)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 1.53%, 0.74% and 1.10% of average daily net assets for the years ended January 31, 2019 and 2018 and the period ended January 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(7)	Not annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(9)	Annualized.

(10)	For the period from the Portfolio’s start of business, March 28, 2016, to January 31, 2017.

10	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the Fund) is a diversified series of Eaton Vance NextShares Trust II (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an exchange-traded managed fund operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the 1940 Act. Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund. Market trading prices for the Fund are directly linked to the Fund’s next-computed net asset value per share (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. The Fund invests all of its investable assets in interests in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio), a Massachusetts business trust, having substantially the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (1.2% at January 31, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by the Portfolio’s investments in municipal obligations, which are exempt from regular federal income tax when received by the Portfolio, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of January 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are paid in cash and cannot be automatically reinvested in additional shares of the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

11

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2019

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended January 31, 2019 and January 31, 2018 was as follows:

	Year Ended January 31,
	2019	2018

Tax-exempt income	$151,340	$313,820

As of January 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed tax-exempt income	$13,544

Deferred capital losses	$(154,331)

Net unrealized appreciation	$92,730

At January 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $154,331 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2019, $86,147 are short-term and $68,184 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.32% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee (“Direct Assets”) up to $1 billion and is payable monthly. On Direct Assets of $1 billion and over, the annual fee is reduced. For the year ended January 31, 2019, the Fund incurred no investment adviser fee on Direct Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

The Trust, on behalf of the Fund, has entered into an operations agreement with EVM pursuant to which EVM provides the Fund with services required for it to operate as a NextShares exchange-traded managed fund in accordance with the exemptive order obtained by EVM and the Trust. Pursuant to the agreement, the Fund pays EVM a monthly fee at an annual rate of 0.05% of the Fund’s average daily net assets provided the average net assets of NextShares funds sponsored by EVM (“Covered Assets”) are less than $10 billion. The annual rate is reduced if Covered Assets are $10 billion and above. For the year ended January 31, 2019, the operations agreement fee amounted to $3,472 or 0.05% of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.35% of the Fund’s average daily net assets through May 31, 2019. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $105,323 of the Fund’s operating expenses for the year ended January 31, 2019.

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Investment Transactions

For the year ended January 31, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $129,207 and $270,093, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1H of the Portfolio’s Notes to Financial Statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

5  Capital Share Transactions

The Trust may issue an unlimited number of shares of capital stock (no par value per share) in one or more series (such as the Fund). The Fund issues and redeems shares only in blocks of 25,000 shares or multiples thereof (“Creation Units”). The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. Creation Units may be purchased or redeemed only by or through Authorized Participants, which are broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor for this

12

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2019

Notes to Financial Statements — continued

purpose. The Fund imposes a transaction fee on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction, which is paid by the Authorized Participants directly to a third-party administrator. In addition, Authorized Participants pay the Fund a variable charge for converting the Basket to or from the desired portfolio composition. Such variable charges are reflected as Transaction fees on the Statements of Changes in Net Assets.

At January 31, 2019, EVM owned approximately 95.6% of the outstanding shares of the Fund.

6  Share Split

The Trustees of the Fund approved a 2-for-1 share split, effective March 9, 2018. The share split had no impact on the net assets of the Fund or the overall value of a shareholder’s investment in the Fund.

13

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance NextShares Trust II and Shareholders of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the “Fund”) (one of the funds constituting Eaton Vance NextShares Trust II), as of January 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from the start of business, March 30, 2016, to January 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from the start of business, March 30, 2016, to January 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

March 21, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

14

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended January 31, 2019, the Fund designates 100.00% of distributions from net investment income as an exempt-interest dividend.

15

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2019

Portfolio of Investments

Tax-Exempt Investments — 97.7%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.0%(1)

New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$50,617

		$50,617

Education — 5.2%

Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$566,050

Alabama Public School and College Authority, 5.00%, 5/1/24	500	578,355

Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	235	269,091

Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	233,038

Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	668,463

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/24	275	314,856

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/25	275	319,107

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/26	300	351,231

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/27	300	354,723

Colorado School of Mines, 4.00%, 12/1/34	890	944,299

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/23	700	787,542

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/24	1,000	1,144,220

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/25	875	1,016,636

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/26	1,000	1,173,160

Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	844,418

Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	595,183

Massachusetts Health and Educational Facilities Authority, (Tufts University), (SPA: Wells Fargo Bank, N.A.), 1.50%, 8/15/34(2)	5,000	5,000,000

Nevada System of Higher Education, 5.00%, 7/1/24	1,000	1,130,930

North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	217,858

Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	114,302

Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (LOC: TD Bank, N.A.), 1.47%, 8/15/36(3)	5,000	5,000,000

S.M. Educational Building Corp., MS, 5.00%, 9/1/25	250	293,900

Saginaw Valley State University, MI, 5.00%, 7/1/26	750	883,770

Saginaw Valley State University, MI, 5.00%, 7/1/27	750	876,540

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Saginaw Valley State University, MI, 5.00%, 7/1/28	$1,000	$1,161,720

Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	280,768

University of California, 5.00%, 5/15/32	3,000	3,358,200

University of North Carolina at Greensboro, 5.00%, 4/1/33	1,085	1,232,169

Virginia Commonwealth University, 4.00%, 11/1/34	1,370	1,455,159

Western Michigan University, 5.00%, 11/15/24	300	347,913

		$31,513,601

Electric Utilities — 3.7%

Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,157,260

Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	365	423,612

Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,158,070

Fayetteville Public Works Commission, NC, 5.00%, 3/1/25	1,000	1,177,970

Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	284,110

Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	114,090

Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	855,224

North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	588,520

Orlando Utilities Commission, FL, Utility System Revenue, (SPA: TD Bank, N.A.), 1.42%, 10/1/33(3)	5,000	5,000,000

Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/25	500	565,220

Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/26	1,075	1,229,875

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	1,325	1,469,438

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	574,965

Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	137,226

Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	349,287

Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	298,425

Springfield Electric System Revenue, IL, 5.00%, 3/1/22	500	544,175

Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	284,265

Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	283,210

Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	282,162

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/27	300	348,963

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/28	400	463,424

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/29	1,120	1,293,690

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/30	1,500	1,727,430

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/31	1,000	1,147,030

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/33	300	341,370

16	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

Walnut Energy Center Authority, CA, 5.00%, 1/1/33	$250	$283,730

		$22,382,741

Escrowed / Prerefunded — 0.1%

Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	$500	$554,855

		$554,855

General Obligations — 29.3%

Abilene Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/32(4)	$800	$867,736

Addison, TX, 5.00%, 2/15/26	270	302,886

Anchorage, AK, 5.00%, 9/1/23	750	854,580

Anchorage, AK, 5.00%, 9/1/24	250	291,385

Anchorage, AK, 5.00%, 9/1/25	100	118,802

Anchorage, AK, 5.00%, 9/1/27	780	919,799

Arlington County, VA, 4.00%, 8/1/27	2,090	2,279,270

Avon, OH, 4.00%, 12/1/31	340	365,850

Belding Area Schools, MI, 5.00%, 5/1/28	250	292,600

Belding Area Schools, MI, 5.00%, 5/1/30	250	289,363

Birmingham, AL, 5.00%, 12/1/25	1,050	1,243,137

Birmingham, AL, 5.00%, 12/1/27	2,460	2,987,153

Bryant School District No. 25, AR, 3.00%, 2/1/26	300	307,452

Burlington, VT, 5.00%, 11/1/24	180	205,348

Burlington, VT, 5.00%, 11/1/25	400	462,028

Burlington, VT, 5.00%, 11/1/26	150	175,557

California, 4.00%, 9/1/26	320	364,051

California, 5.00%, 8/1/24	1,390	1,619,225

California, 5.00%, 10/1/24	5,000	5,845,250

California, 5.00%, 8/1/26	2,010	2,383,458

California, 5.00%, 8/1/28	2,000	2,477,340

California, 5.00%, 8/1/32	1,590	1,850,585

California, 5.25%, 9/1/23	400	436,152

California, (LOC: Sumitomo Mitsui Banking Co.), 1.08%, 5/1/40(3)	5,000	5,000,000

Central Dauphin School District, PA, 5.00%, 2/1/29	500	587,555

Clark County, NV, 4.00%, 11/1/34	3,500	3,671,290

Collin County, TX, 5.00%, 2/15/25	1,605	1,883,981

Colonial School District, PA, 5.00%, 2/15/32	100	115,867

Colonial School District, PA, 5.00%, 2/15/33	200	230,798

Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	630	726,018

Dallas, TX, 5.00%, 2/15/26	4,860	5,395,961

Dallas, TX, 5.00%, 2/15/29	2,775	3,121,958

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Dallas, TX, 5.00%, 2/15/31	$3,615	$3,969,631

Delaware, 5.00%, 2/1/29	1,000	1,233,720

District of Columbia, 5.00%, 6/1/33	6,690	7,550,869

Douglas County School District No. Re-1, CO, 4.00%, 12/15/34(4)	3,000	3,235,620

Dowagiac Union School District, MI, 4.00%, 5/1/26	350	393,019

Edgewood City School District, OH, 5.25%, 12/1/33	500	564,555

Edinburg, TX, 5.00%, 3/1/24	315	359,607

Edinburg, TX, 5.00%, 3/1/25	310	359,953

Fairfax County, VA, 5.00%, 10/1/31(4)	5,730	7,063,199

Fayette County School District, GA, 5.25%, 9/1/24	1,175	1,384,925

Flower Mound, TX, 4.00%, 3/1/32	100	107,412

Flower Mound, TX, 5.00%, 3/1/27	510	605,039

Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	432,784

Georgia, 5.00%, 2/1/32	1,000	1,188,050

Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	591,735

Harlandale Independent School District, TX, 5.00%, 8/1/29	845	991,143

Hennepin County, MN, 5.00%, 12/1/33	1,000	1,175,090

Hennepin County, MN, (SPA: TD Bank, N.A.), 1.38%, 12/1/38(3)	5,000	5,000,000

Homewood, AL, 5.00%, 9/1/28	2,000	2,366,140

Homewood, AL, 5.00%, 9/1/29	2,000	2,352,960

Hudson City School District, OH, 4.00%, 12/1/32	350	374,703

Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	500	560,750

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,102,630

Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,781,669

La Joya Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	585	644,319

Lakeland, FL, 5.00%, 10/1/25	635	742,042

Lakeland, FL, 5.00%, 10/1/28	1,500	1,736,865

Lakeland, FL, 5.00%, 10/1/30	1,000	1,150,460

Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	850	536,903

Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,771,216

Little Rock School District, AR, 3.00%, 2/1/23	400	407,104

McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	229,746

Miami-Dade County School District, FL, 5.00%, 3/15/28	300	346,314

Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,167,140

Miamisburg City School District, OH, 4.00%, 12/1/31	300	321,843

Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	593,645

17	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	$175	$141,860

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	195	225,553

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/29	340	391,547

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/30	725	831,640

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	885	1,010,608

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/32	720	819,158

New Hampshire, 4.00%, 12/1/33	2,535	2,766,319

New York, NY, 5.00%, 8/1/25	2,000	2,376,960

North Slope Borough, AK, 5.00%, 6/30/24	2,000	2,148,020

Ohio, 5.00%, 8/1/26	1,000	1,205,440

Oregon, 2.20%, 6/1/24	815	826,312

Oregon, 2.25%, 12/1/24	1,000	1,012,680

Oregon, 2.35%, 6/1/25	165	167,383

Oregon, 2.40%, 12/1/25	1,050	1,063,671

Oregon, 2.50%, 6/1/26	1,070	1,084,745

Oregon, 2.55%, 12/1/26	430	434,984

Oregon, (SPA: U.S. Bank, N.A.), 1.47%, 12/1/36(3)	5,000	5,000,000

Pasadena, TX, 4.00%, 2/15/28	500	546,415

Pasadena, TX, 4.00%, 2/15/29	250	271,695

Pasadena, TX, 4.00%, 2/15/30	500	539,760

Pasadena, TX, 4.00%, 2/15/31	650	697,723

Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	850,512

Pennsylvania, 4.00%, 6/1/30	5,000	5,228,600

Pennsylvania, 4.00%, 6/15/31	235	247,152

Pennsylvania, 5.00%, 7/1/24	490	563,632

Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,129,144

Prosper Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	520	598,062

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/23	445	508,662

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	543,269

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	577,722

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	610,702

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	636,032

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	661,371

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	$575	$679,978

Romeo Community Schools, MI, 5.00%, 5/1/30	700	807,821

Romulus, MI, 4.00%, 11/1/31	250	268,730

Romulus, MI, 4.00%, 11/1/32	300	320,691

Romulus, MI, 4.00%, 11/1/33	250	265,945

SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	568,020

SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,750	2,027,007

School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	814,553

School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	250	270,300

Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	300	328,467

Seward County Unified School District No. 480, KS, 5.00%, 9/1/29	2,000	2,315,820

South Texas College District, 5.00%, 8/15/30	1,295	1,454,699

Southfield Public Schools, MI, 5.00%, 5/1/25	1,100	1,282,281

Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,194,240

St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,046,052

St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,194,780

Stamford, CT, 4.00%, 8/1/27	650	728,033

Sun Valley, ID, 5.00%, 9/15/23	685	782,996

Sun Valley, ID, 5.00%, 9/15/25	755	898,397

Sun Valley, ID, 5.00%, 9/15/26	695	841,624

Texas, (SPA: State Street Bank and Trust Co.), 1.46%, 12/1/42(3)	7,445	7,445,000

Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	610,579

Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	529,448

Trussville, AL, 5.00%, 10/1/31	150	167,790

Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	564,881

Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	583,928

Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	597,402

Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	621,722

Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/25	600	720,942

Washington, 5.00%, 8/1/28	1,485	1,771,872

Washington, 5.00%, 8/1/29	1,400	1,659,826

18	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	$265	$232,381

Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	3,120,156

Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	795,225

Williamson County, TX, 5.00%, 2/15/28	300	344,259

York County, PA, 5.00%, 6/1/27	1,225	1,417,325

		$179,055,738

Hospital — 11.7%

Berks County Industrial Development Authority, PA, (Tower Health), 4.00%, 11/1/33	$500	$518,285

Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	287,750

California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	105,378

California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	889,837

Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	42,344

Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	2,000	2,311,300

Colorado Health Facilities Authority, (NCMC, Inc.), 5.00%, 5/15/25	150	173,934

Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 5.00%, 7/1/28	5,000	5,666,450

Duluth Economic Development Authority, MN, (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000	1,125,570

Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/32	3,965	4,281,566

Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,303,960

Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	813,937

Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	582,870

Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	1,000	1,116,090

Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,111,250

Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,098,330

Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	166,805

Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	287,520

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	$250	$287,363

Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	285,330

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,268,880

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,690,725

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,241,280

Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,120,700

Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	681,382

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	624,805

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	583,310

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	573,485

Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	578,525

Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/27	1,500	1,635,930

Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	535,145

Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	551,941

Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,129,190

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	549,010

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	555,635

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/28	1,340	1,467,327

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/29	775	845,843

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/23	200	225,102

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/24	100	114,688

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/25	400	466,092

19	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/28	$500	$593,900

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/29	500	589,515

New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/26	400	472,040

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	883,688

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,176,290

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	829,094

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	823,354

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	602,451

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	804,391

New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	115,529

Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,152,000

Norman Regional Hospital Authority, OK, 5.00%, 9/1/29	1,000	1,146,270

North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.00%, 6/1/34	2,220	2,301,851

North Carolina Medical Care Commission, (Wake Forest Baptist Obligated Group), 5.00%, 12/1/33	3,030	3,320,819

Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,165,150

Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	279,738

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	157,112

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	248,942

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	345,681

St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	586,350

St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	707,094

University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,655	1,919,618

University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/30	1,625	1,850,859

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	405,366

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	394,596

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	$300	$354,531

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	205	240,451

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	583,905

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	461,332

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	400	458,756

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,852,310

Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	469,008

Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	663,429

		$71,850,284

Housing — 2.2%

Connecticut Housing Finance Authority, 3.60%, 11/15/30	$145	$145,497

Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,020,480

New York City Housing Development Corp., NY, 2.30%, 5/1/25	1,110	1,116,527

New York City Housing Development Corp., NY, 2.35%, 11/1/25	465	466,530

New York City Housing Development Corp., NY, 2.65%, 11/1/27	970	965,751

New York City Housing Development Corp., NY, 2.80%, 5/1/29	795	794,070

New York City Housing Development Corp., NY, 2.85%, 11/1/29	425	424,592

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.20%, 5/1/25	290	292,532

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.25%, 11/1/25	225	226,825

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.35%, 5/1/26	200	201,728

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 11/1/26	225	227,223

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.50%, 11/1/27	140	140,882

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.60%, 5/1/28	110	110,691

New York Mortgage Agency, 1.75%, 4/1/24	150	147,928

New York Mortgage Agency, 1.95%, 10/1/25	450	441,405

Seattle Housing Authority, WA, 2.625%, 12/1/23	110	112,505

Seattle Housing Authority, WA, 2.75%, 12/1/24	480	493,080

Seattle Housing Authority, WA, 2.875%, 12/1/25	900	928,278

Seattle Housing Authority, WA, 3.00%, 12/1/26	920	951,400

Tennessee Housing Development Agency, 2.80%, 7/1/26	250	256,897

Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,800	1,856,718

20	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Virginia Housing Development Authority, 1.70%, 5/1/22	$245	$244,076

Virginia Housing Development Authority, 1.85%, 5/1/23	620	619,492

Virginia Housing Development Authority, 1.95%, 11/1/23	195	195,526

Virginia Housing Development Authority, 2.40%, 5/1/26	220	224,004

Virginia Housing Development Authority, 2.55%, 5/1/27	630	637,661

Washington Housing Finance Commission, 2.05%, 6/1/24	110	110,165

Washington Housing Finance Commission, 2.25%, 6/1/25	105	105,369

Washington Housing Finance Commission, 2.30%, 12/1/25	130	130,243

Washington Housing Finance Commission, 2.40%, 6/1/26	105	105,195

		$13,693,270

Insured – Education — 0.4%

Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/28	$1,065	$1,265,295

Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29	1,000	1,179,070

		$2,444,365

Insured – Electric Utilities — 0.1%

Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$552,015

		$552,015

Insured – Escrowed / Prerefunded — 0.0%(1)

New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	$100	$117,768

		$117,768

Insured – General Obligations — 1.1%

Albertville, AL, (BAM), 4.00%, 6/1/28	$1,130	$1,195,721

Albertville, AL, (BAM), Series A, 4.00%, 6/1/30	1,605	1,688,877

Albertville, AL, (BAM), Series C, 4.00%, 6/1/30	610	641,073

New Britain, CT, (BAM), 5.00%, 3/1/24	200	227,882

New Britain, CT, (BAM), 5.00%, 3/1/25	135	155,802

New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/23	385	433,518

New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/24	350	403,533

New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,873

Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	505,255

Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	352,477

Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	369,008

Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	761,318

		$6,740,337

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 1.6%

Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	$1,000	$1,113,570

Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,725,510

Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	100	116,360

Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	500	574,530

Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,413,964

Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	290,235

Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	115,201

Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	556,340

Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	463,112

Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	230,818

Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	288,762

Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	473,439

Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	358,012

Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	421,690

Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	715,558

Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	594,472

		$9,451,573

Insured – Special Tax Revenue — 0.1%

Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$134,162

Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	499,712

		$633,874

Insured – Transportation — 2.0%

New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	$440	$497,710

New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	350	404,306

New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	587,800

New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	375,635

New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	437,944

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/30	1,000	1,168,930

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/31	1,250	1,448,363

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/32	1,650	1,900,684

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/33	2,450	2,807,822

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	2,485	2,835,460

		$12,464,654

Insured – Water and Sewer — 0.1%

Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	$150	$172,256

Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	289,937

		$462,193

21	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 7.4%

Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,093,640

Broward County School Board, FL, 5.00%, 7/1/25	500	588,805

Broward County School Board, FL, 5.00%, 7/1/27	500	589,545

Broward County School Board, FL, 5.00%, 7/1/29	500	581,890

Broward County School Board, FL, Series A, 5.00%, 7/1/23	500	565,015

Broward County School Board, FL, Series A, 5.00%, 7/1/24	1,250	1,444,075

California Public Works Board, 5.00%, 11/1/29	1,000	1,187,320

Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	592,000

Cleveland County Educational Facilities Authority, OK, (Noble Public Schools), 5.00%, 9/1/25	300	349,080

Colorado Department of Transportation, 5.00%, 6/15/30	350	405,955

Colorado Department of Transportation, 5.00%, 6/15/31	310	357,833

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	500	574,270

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	3,000	3,508,740

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,479,490

Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	235,580

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	150,111

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	620,763

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	652,502

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	671,017

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	691,839

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	712,828

Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	490,758

Kentucky Property and Buildings Commission, 5.00%, 4/1/27	1,710	1,994,835

Kentucky Property and Buildings Commission, 5.00%, 11/1/27	2,350	2,727,010

Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,717,890

Medina City School District, OH, 5.00%, 12/1/23	350	396,235

Medina City School District, OH, 5.00%, 12/1/24	400	460,956

Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/25	1,405	1,649,751

Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	2,000	2,325,000

Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/24	850	979,370

Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/25	1,000	1,171,840

Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/26	1,000	1,187,790

Oklahoma County Finance Authority, OK, (Western Heights Public Schools), 5.00%, 9/1/23	1,250	1,409,062

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Orange County School Board, FL, 5.00%, 8/1/32	$1,935	$2,208,280

Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27	1,300	1,511,289

Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	385	452,390

Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	577,530

Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	1,004,173

Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,116,440

South Dakota Building Authority, 5.00%, 6/1/26	500	595,555

South Dakota Building Authority, 5.00%, 6/1/27	635	727,646

South Dakota Building Authority, 5.00%, 6/1/28	210	243,193

South Dakota Building Authority, Series 2015B, 5.00%, 6/1/30	200	229,834

St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	500	517,420

Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	565,730

		$45,312,275

Other Revenue — 9.6%

Bexar County, TX, Combination Tax and Revenue Certificates of Obligation, 4.00%, 6/15/34	$1,005	$1,068,466

Black Belt Energy Gas District, AL, 4.00% to 12/1/23 (Put Date), 12/1/48	5,100	5,362,497

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.964% (70% of 1 mo. USD LIBOR + 0.20%), to 4/1/21 (Put Date), 10/1/47(5)	2,500	2,499,400

District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,162,490

District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,157,570

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/32	825	947,504

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/33	640	733,312

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/34	510	581,966

Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	678,642

Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/25	155	182,113

Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	178,980

Kentucky Public Energy Authority, Gas Supply Revenue, 4.00%, 7/1/24	5,000	5,332,750

Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,274,900

Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/30	400	448,048

22	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/31	$250	$278,350

Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/32	365	404,905

Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/33	300	331,818

Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/34	475	523,645

Louisiana Local Government Environmental Facilities and Community Development Authority, 5.00%, 12/1/32	2,355	2,761,426

Louisiana Local Government Environmental Facilities and Community Development Authority, 5.00%, 12/1/34	2,425	2,814,697

Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	583,485

Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	275	316,778

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 9/1/23 (Put Date), 4/1/48	7,500	7,930,125

Mississippi Development Bank, Special Obligation Bond, (East Mississippi Correctional Facility), 5.00%, 8/1/25	1,000	1,153,640

Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,470,406

Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,284,423

Spartanburg County School District No. 7, SC, Special Obligation Bonds, 5.00%, 12/1/24	350	405,829

Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	5,000	5,287,300

Virginia Resources Authority, 5.00%, 11/1/28	3,135	3,570,546

Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/31	2,500	2,919,175

Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,166,390

		$58,811,576

Senior Living / Life Care — 3.2%

Atlantic Beach, FL, (Fleet Landing), 3.00%, 11/15/23	$2,500	$2,505,875

Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/24	160	175,259

Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/28	1,480	1,632,766

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/33	1,500	1,597,575

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	50	54,050

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	910	974,119

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	$250	$269,985

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	111,858

Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	619,770

Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,155,733

East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	268,817

East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	278,205

Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	243,137

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	978,390

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	645,762

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	250	276,015

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	655,002

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	216,786

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	269,540

New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/22	175	187,999

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/23	150	163,764

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/24	150	165,336

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/25	100	110,501

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/26	1,100	1,210,440

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/27	50	54,768

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/29	125	135,784

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/32	225	242,082

North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/30	200	215,946

North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/31	675	724,180

North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/30	250	270,775

23	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/31	$175	$188,755

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	400	427,680

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/33	500	533,090

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/34	2,000	2,122,200

		$19,681,944

Special Tax Revenue — 3.4%

Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$116,966

Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	569,015

Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/31	1,000	1,186,210

Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	589,775

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	250	294,358

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,228,360

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,057,887

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,109,505

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,040,652

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	735	849,454

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 10/1/32	1,200	1,313,016

Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/25	470	514,062

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/31	4,000	4,781,600

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,069,154

New York, Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/33	1,190	1,348,960

Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/31	1,300	1,498,809

Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	115,869

Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	161,125

Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,174,040

		$21,018,817

Security	Principal Amount (000’s omitted)	Value

Transportation — 11.3%

Allegheny County Airport Authority, PA, (Pittsburgh International Airport), 4.00%, 1/1/31	$1,000	$1,027,350

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/27	2,755	3,302,529

Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10% to 4/1/22 (Put Date), 4/1/45	2,000	2,012,380

Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,886,580

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	100	116,033

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,175,020

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	170,123

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	169,245

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	500	561,240

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,116,700

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	500	553,475

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,463,457

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,624,203

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,176,580

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,167,290

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	2,978,350

Chicago, IL, (O’Hare International Airport), Series 2015B, 5.00%, 1/1/24	200	227,614

Clark County, NV, Highway Revenue, 5.00%, 7/1/33	3,000	3,380,370

Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,467,441

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/30	2,545	2,679,910

Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/24	650	761,351

Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,650	1,920,946

Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,100	2,433,627

Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	572,465

Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,141,290

Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	852,795

Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	760,779

Illinois Toll Highway Authority, 5.00%, 1/1/29	175	202,367

Illinois Toll Highway Authority, 5.00%, 12/1/32	350	396,123

Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	287,382

Kentucky Turnpike Authority, 5.00%, 7/1/33	500	554,945

Metropolitan Transportation Authority, NY, 5.00%, 11/15/27	1,500	1,748,610

Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/29	2,435	2,859,177

Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	415	447,831

Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	145,174

24	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

New Orleans Aviation Board, LA, 5.00%, 1/1/28	$150	$176,637

New Orleans Aviation Board, LA, 5.00%, 1/1/31	190	219,026

North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	842,377

North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	550	630,470

North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	455,744

Pennsylvania Turnpike Commission, 2.13%, (SIFMA + 0.70%), 12/1/23(5)	5,000	4,990,950

Port of Seattle, WA, 5.00%, 3/1/24	250	285,793

Port of Seattle, WA, 5.00%, 3/1/25	150	173,112

Port of Seattle, WA, 5.00%, 3/1/27	250	287,100

Port of Seattle, WA, 5.00%, 3/1/29	250	285,548

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,644,342

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/31	300	356,436

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/32	660	778,754

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/33	600	704,166

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/34	650	759,343

Texas Transportation Commission, 5.00%, 4/1/33	50	56,948

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	2,920	3,457,309

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,005	1,171,177

Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	3,951,319

Wisconsin, Transportation Revenue, 5.00%, 7/1/32	700	800,177

		$69,367,480

Water and Sewer — 5.2%

Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	$300	$351,096

Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	132,659

Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	114,844

Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	1,500	1,740,975

Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28	500	591,865

King County, WA, Sewer Revenue, 4.00%, 7/1/33	5,140	5,415,761

Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/28	670	734,943

Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/31	130	143,880

Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	875	961,048

Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,895	2,022,154

Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	716,520

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	$500	$591,465

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Barclays Bank PLC), 1.63%, 6/15/50(2)	5,000	5,000,000

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: JPMorgan Chase Bank, N.A.), 1.63%, 6/15/50(2)	5,000	5,000,000

Oklahoma City Water Utilities Trust, OK, 5.00%, 7/1/26	3,000	3,399,600

Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	656,274

Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	728,230

Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,177,940

Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	605,578

St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	579,895

Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	589,552

Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	637,643

		$31,891,922

Total Tax-Exempt Investments — 97.7% (identified cost $586,609,290)		$598,051,899

Other Assets, Less Liabilities — 2.3%		$14,376,498

Net Assets — 100.0%		$612,428,397

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At January 31, 2019, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2019, 5.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 3.4% of total investments.

(1)	Amount is less than 0.05%.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2019.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2019.

(4)	When-issued security.

25	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2019

Portfolio of Investments — continued

(5)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2019.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

LOC	–	Letter of Credit

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

26	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2019

Statement of Assets and Liabilities

Assets	January 31, 2019

Unaffiliated investments, at value (identified cost, $586,609,290)	$598,051,899

Cash	26,224,797

Interest receivable	5,686,704

Receivable for investments sold	648,392

Receivable from affiliate	9,840

Total assets	$630,621,632

Liabilities

Payable for investments purchased	$6,867,941

Payable for when-issued securities	11,085,037

Payable to affiliate:

Investment adviser fee	163,839

Accrued expenses	76,418

Total liabilities	$18,193,235

Net Assets applicable to investors’ interest in Portfolio	$612,428,397

27	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2019

Statement of Operations

Investment Income	Year Ended January 31, 2019

Interest	$16,210,797

Total investment income	$16,210,797

Expenses

Investment adviser fee	$2,067,248

Trustees’ fees and expenses	31,656

Custodian fee	174,116

Legal and accounting services	58,176

Miscellaneous	18,586

Total expenses	$2,349,782

Deduct —

Allocation of expenses to affiliate	$88,730

Total expense reductions	$88,730

Net expenses	$2,261,052

Net investment income	$13,949,745

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(8,296,867)

Net realized loss	$(8,296,867)

Change in unrealized appreciation (depreciation) —

Investments	$13,159,193

Net change in unrealized appreciation (depreciation)	$13,159,193

Net realized and unrealized gain	$4,862,326

Net increase in net assets from operations	$18,812,071

28	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2019

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$13,949,745	$11,752,466

Net realized loss	(8,296,867)	(1,636,424)

Net change in unrealized appreciation (depreciation)	13,159,193	7,838,450

Net increase in net assets from operations	$18,812,071	$17,954,492

Capital transactions —

Contributions	$60,489,911	$211,735,515

Withdrawals	(143,479,290)	(55,926,844)

Portfolio transaction fee	305,881	432,365

Net increase (decrease) in net assets from capital transactions	$(82,683,498)	$156,241,036

Net increase (decrease) in net assets	$(63,871,427)	$174,195,528

Net Assets

At beginning of year	$676,299,824	$502,104,296

At end of year	$612,428,397	$676,299,824

29	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2019

Financial Highlights

	Year Ended January 31,		Period Ended January 31, 2017(1)
Ratios/Supplemental Data	2019	2018

Ratios (as a percentage of average daily net assets):

Expenses(2)	0.35%	0.35%	0.35	%(3)

Net investment income	2.16%	2.01%	1.71	%(3)

Portfolio Turnover	78%	35%	30	%(4)

Total Return(2)	3.11%	3.83%	(0.80	)%(4)

Net assets, end of year (000’s omitted)	$612,428	$676,300	$502,104

(1)	For the period from the start of business, March 28, 2016, to January 31, 2017.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01% and 0.02% of average daily net assets for the years ended January 31, 2019 and 2018 and the period ended January 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

30	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At January 31, 2019, Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares held an interest of 98.8% and 1.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of January 31, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

31

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2019

Notes to Financial Statements — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.32% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. For the year ended January 31, 2019, the Portfolio’s investment adviser fee amounted to $2,067,248 or 0.32% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $88,730 of the Portfolio’s operating expenses for the year ended January 31, 2019.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $483,535,235 and $515,898,613, respectively, for the year ended January 31, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$586,606,093

Gross unrealized appreciation	$11,998,259

Gross unrealized depreciation	(552,453)

Net unrealized appreciation	$11,445,806

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended January 31, 2019.

32

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2019

Notes to Financial Statements — continued

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$598,051,899	$—	$598,051,899

Total Investments	$—	$598,051,899	$—	$598,051,899

33

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of 5-to-15 Year Laddered Municipal Bond Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of 5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of January 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from the start of business, March 28, 2016, to January 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of January 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from the start of business, March 28, 2016, to January 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

March 21, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

34

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2019

Special Meeting of Shareholders (Unaudited)

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

Nominee for Trustee	Number of Shares
	For	Withheld

Mark R. Fetting	669,087	0

Keith Quinton	669,087	0

Marcus L. Smith	669,087	0

Susan J. Sutherland	669,087	0

Scott E. Wennerholm	669,087	0

Results are rounded to the nearest whole number.

5-to-15 Year Laddered Municipal Bond Portfolio

The Portfolio held a Special Meeting of Interestholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund’s interest in the Portfolio were as follows:

Nominee for Trustee	Interest in the Portfolio
	For	Withheld

Mark R. Fetting	99%	1%

Keith Quinton	99%	1%

Marcus L. Smith	99%	1%

Susan J. Sutherland	99%	1%

Scott E. Wennerholm	99%	1%

Results are rounded to the nearest whole number.

35

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance NextShares Trust II (the Trust) and 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018).

36

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

37

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

January 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President and officer of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President and officer of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits delivery of only one copy of fund shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Your broker may household the mailing of your documents indefinitely unless you instruct your broker otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact your broker. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by your broker.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

39

This Page Intentionally Left Blank

Investment Adviser of 5-to-15 Year Laddered Municipal Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares

Eaton Vance Management

Two International Place

Boston, MA 02110

Distributor*

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22628    1.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the “Fund”) is a series of Eaton Vance NextShares Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 9 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the fiscal years ended January 31, 2018 and January 31, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares

Fiscal Year Ended	1/31/18	1/31/19
Audit Fees	$14,000	$14,000
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,591	$9,591
All Other Fees(3)	$0	$0

Total	$23,591	$23,591

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (January 31, September 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal periods of each Series.

Fiscal Periods Ended*	1/31/18**	9/30/18***	10/31/18****	1/31/19
Audit Fees	$14,000	$37,050	$14,000	$14,000
Audit-Related Fees(1)	$0	$0	$0	$0
Tax Fees(2)	$9,591	$16,100	$13,100	$9,591
All Other Fees(3)	$0	$0	$0	$0

Total	$23,591	$53,150	$27,100	$23,591

*	Information is not presented for fiscal periods ended 9/30/17and 10/31/17 as no Series in the Trust with such fiscal periods end were in operation during such period.
**	Registrant commenced operations on March 30, 2016.
***	Registrant commenced operations on November 11, 2017.
****	Registrant commenced operations on November 29, 2017.
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Fund (the only series of the Trust) by D&T for the last two fiscal years of the Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Year Ended*	1/31/18**	9/30/18***	10/31/18****	1/31/19
Registrant(1)	$9,591	$16,100	$13,100	$9,591
Eaton Vance(2)	$148,018	$126,485	$126,485	$126,485

*	Information is not presented for fiscal years ended 9/30/17 or 10/31/17, as no Series in the Trust with such fiscal year ends were in operation during such periods.
**	Registrant commenced operations on March 30, 2016.
***	Registrant commenced operations on November 11, 2017.
****	Registrant commenced operations on November 29, 2017.
(1)	Includes all of the Series of the Trust. During the fiscal year reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019